Document And Entity Information	6 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	InterCore, Inc.
Entity Central Index Key	0001494214
Trading Symbol	ICOR